Report of the directors financial review risk report - Management judgemental adjustments (Details) - USD ($) $ in Billions	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Disclosure of financial assets [line items]
ECL estimates, % weight assigned	100.00%
Allowance for ECL
Disclosure of financial assets [line items]
Increase in financial assets	$ 4.8	$ 5.7
Retail | Allowance for ECL
Disclosure of financial assets [line items]
Increase in financial assets	2.6	3.2
Wholesale | Allowance for ECL
Disclosure of financial assets [line items]
Increase in financial assets	2.2	2.5
Modelled ECL (A) | Allowance for ECL
Disclosure of financial assets [line items]
Increase in financial assets	4.8	5.0
Modelled ECL (A) | Retail | Allowance for ECL
Disclosure of financial assets [line items]
Increase in financial assets	2.7	2.6
Modelled ECL (A) | Wholesale | Allowance for ECL
Disclosure of financial assets [line items]
Increase in financial assets	2.1	2.4
Banks, sovereigns, government entities and low-risk counterparties | Allowance for ECL
Disclosure of financial assets [line items]
Increase in financial assets	(0.0)	(0.0)
Banks, sovereigns, government entities and low-risk counterparties | Wholesale | Allowance for ECL
Disclosure of financial assets [line items]
Increase in financial assets	(0.0)	(0.0)
Corporate lending adjustments | Allowance for ECL
Disclosure of financial assets [line items]
Increase in financial assets	0.2	0.1
Corporate lending adjustments | Wholesale | Allowance for ECL
Disclosure of financial assets [line items]
Increase in financial assets	0.2	0.1
Inflation-related adjustments | Allowance for ECL
Disclosure of financial assets [line items]
Increase in financial assets		0.1
Inflation-related adjustments | Retail | Allowance for ECL
Disclosure of financial assets [line items]
Increase in financial assets		0.1
Other credit judgements | Allowance for ECL
Disclosure of financial assets [line items]
Increase in financial assets	0.1	0.5
Other credit judgements | Retail | Allowance for ECL
Disclosure of financial assets [line items]
Increase in financial assets	0.1	0.5
Total management judgemental adjustments (B) | Allowance for ECL
Disclosure of financial assets [line items]
Increase in financial assets	0.3	0.7
Total management judgemental adjustments (B) | Retail | Allowance for ECL
Disclosure of financial assets [line items]
Increase in financial assets	0.1	0.6
Total management judgemental adjustments (B) | Wholesale
Disclosure of financial assets [line items]
Increase in ECL	0.1
Total management judgemental adjustments (B) | Wholesale | Allowance for ECL
Disclosure of financial assets [line items]
Increase in financial assets	0.2	0.1
Other adjustments (C) | Allowance for ECL
Disclosure of financial assets [line items]
Increase in financial assets	(0.3)	(0.0)
Other adjustments (C) | Retail | Allowance for ECL
Disclosure of financial assets [line items]
Increase in financial assets	(0.2)	(0.0)
Other adjustments (C) | Wholesale | Allowance for ECL
Disclosure of financial assets [line items]
Increase in financial assets	$ (0.1)	$ (0.0)